Prepaid Expenses and Other Assets (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
		Apr. 30, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Assets [Line Items]
Business cooperation deposit			¥ 1,487,000	¥ 1,286,000
Goodwill	[1]		4,778	4,778
Impairment of goodwill
Insurance Brokerage Licensee Company [Member]
Prepaid Expenses and Other Assets [Line Items]
Total consideration		¥ 15,500
Fair value of assets acquired		53,800
Fair value of liabilities assumed		38,300
Goodwill		¥ 4,800

[1]	In April 2020, the Group acquired an insurance brokerage licensee company for total consideration of RMB15.5 million. The purchase price allocated to the fair value of assets acquired and liabilities assumed were RMB53.8 million and RMB38.3 million, respectively. RMB4.8 million of goodwill was recognized in this acquisition. The Group did not record any impairment of goodwill during the years ended December 31, 2023, 2024 and 2025.